RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Gold receivables	$ 1.5	$ 2.7
Receivables from governments	33.6	40.4
Receivables from related parties	0.1	1.2
Other receivables	4.9	4.9
Total receivables	40.1	49.2
Marketable securities and warrants	0.0	0.2
Prepaid expenses	6.0	7.2
Derivatives	10.7	4.4
Receivables and other current assets	$ 56.8	$ 61.0